Business developments - Subsequent events (Details 4) - CHF (SFr) SFr in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
CET1 ratio, look-through basis (as a percent)		11.50%
Pending Litigation
Subsequent Event [Line Items]
Increases in litigation accruals		SFr 3,090
Subsequent Event | Litigation Mortgage-Related matters [Member]
Subsequent Event [Line Items]
Increases in litigation accruals	SFr 300
Loss Contingency, Accrual Carry Value Increases, After Tax Impact	SFr 272